Vessels, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels, net
4.	Vessels, net
An analysis of vessels, net is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2021	$231,766,688	$(103,077,241)	$128,689,447
Reduction in vessels improvements	(51,800)	—	(51,800)
Depreciation for the year	—	(8,674,663)	(8,674,663)

Balance as at December 31, 2021	$231,714,888	$(111,751,904)	$119,962,984

Acquisitions and improvements	118,678,560	—	118,678,560
Depreciation for the year	—	(12,290,463)	(12,290,463)

Balance as at December 31, 2022	$350,393,448	$(124,042,367)	$226,351,081

The additions during the year ended December 31, 2022 mainly relate to the acquisition of the vessels “Clean Nirvana” (Note 3), “Clean Justice” (Note 3), “Suez Enchanted”, “Suez Protopia”, “Eco Bushfire” (Note 3) and “Eco Angelbay” (Note 3).
As of December 31, 2021 and 2022, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value and therefore no impairment was recorded.
Vessels having a net book value amounting $
187,514,931
 as of December 31, 2022 have been mortgaged as collateral as security to the Company’s bank loans (Note 5).